Commitments and Contingencies - Product Warranty Cost and Accrual (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of the year	$ 10.8	$ 9.4	$ 8.1
Expenses for new warranties	9.9	9.5	8.6
Adjustments to existing accruals	(0.2)	(0.6)	(0.7)
Claims paid	(10.8)	(8.4)	(6.6)
Added through acquisition	0.0	1.3	0.3
Translation	0.2	(0.4)	(0.3)
Balance at end of year	$ 9.9	$ 10.8	$ 9.4